Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Schedule of Aggregate Minimum Annual Rental Payments, After Adopting 842
Aggregate minimum annual rentals for wholly-owned real estate investments owned by the Account through the non-cancelable lease term, excluding short-term residential leases, are as follows (millions):

For the Years Ending December 31,
2020	$550.4
2021	505.0
2022	442.1
2023	381.2
2024	316.6
Thereafter	1,078.4
Total	$3,273.7

Schedule of Right-of-Use Assets and Lease Liabilities Related to Ground Leases
The fair values and key terms of the right-of-use assets and lease liabilities related to the Account's ground leases are as follows (millions):

As of December 31, 2019
Assets:
Right-of-use assets, at fair value	$25.7
Liabilities:
Ground lease liabilities, at fair value	$25.7

Key Terms
Weighted-average remaining lease term (years)	84.4
Weighted-average discount rate(1)	6.15%
(1) Discount rates are reflective of the rates utilized during the most recent appraisal of the associated real estate investments.

Schedule of Aggregate Minimum Annual Payments for Ground Leases, After Adopting 842
Aggregate future minimum annual payments for ground leases held by the Account are as follows (millions):

For the Years Ending December 31,
2020	$1.2
2021	1.2
2022	1.2
2023	1.2
2024	1.3
Thereafter	375.9
Total	$382.0